Expense Example - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Expense Example:
1 year	$ 667
3 years	863
5 years	1,075
10 years	1,685
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,845
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Expense Example:
1 year	468
3 years	718
5 years	987
10 years	1,754
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726